Cover	12 Months Ended
Dec. 31, 2021 shares
Entity Addresses [Line Items]
Document Type	20-F
Amendment Flag	false
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Document Period End Date	Dec. 31, 2021
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2021
Current Fiscal Year End Date	--12-31
Entity File Number	001-35165
Entity Registrant Name	BrainsWay Ltd.
Entity Central Index Key	0001505065
Entity Incorporation, State or Country Code	L3
Entity Address, Address Line One	19 Hartum Street
Entity Address, Address Line Two	Bynet Building
Entity Address, Address Line Three	3rd Floor
Entity Address, Address Line Four	Har HaHotzvim
Entity Address, City or Town	Jerusalem
Entity Address, Country	IL
Entity Address, Postal Zip Code	9777518
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Document Accounting Standard	International Financial Reporting Standards
Entity Shell Company	true
Entity Common Stock, Shares Outstanding	32,911,134
ICFR Auditor Attestation Flag	false
Auditor Name	KOST FORER GABBAY & KASIERER
Auditor Location	Tel-Aviv, Israel
Auditor Firm ID	1281
American Depositary Shares, each representing two Ordinary Shares (1)
Entity Addresses [Line Items]
Title of 12(b) Security	American Depositary Shares, each representing two Ordinary Shares (1)
Trading Symbol	BWAY
Security Exchange Name	NASDAQ
Ordinary Shares, par value NIS 0.04 per share
Entity Addresses [Line Items]
Title of 12(b) Security	Ordinary Shares, par value NIS 0.04 per share
Trading Symbol	BWAY
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	1 Van de Graaff Drive
Entity Address, City or Town	Burlington
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	01803
City Area Code	844
Local Phone Number	386-7001
Contact Personnel Name	R. Scott Areglado